Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	OBERWEIS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000803020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2013
Prospectus Date	rr_ProspectusDate	May 01, 2013
Oberweis Emerging Growth Fund (Prospectus Summary) | Oberweis Emerging Growth Fund | Oberweis Emerging Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBEGX
Oberweis Micro-Cap Fund (Prospectus Summary) | Oberweis Micro-Cap Fund | Oberweis Micro-Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBMCX
Oberweis Small-Cap Opportunities Fund (Prospectus Summary) | Oberweis Small-Cap Opportunities Fund | Oberweis Small-Cap Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBSOX
Oberweis China Opportunities Fund (Prospectus Summary) | Oberweis China Opportunities Fund | Oberweis China Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBCHX
Oberweis International Opportunities Fund (Prospectus Summary) | Oberweis International Opportunities Fund | Oberweis International Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBIOX
Oberweis Asia Opportunities Fund (Prospectus Summary) | Oberweis Asia Opportunities Fund | Oberweis Asia Opportunities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OBAOX